Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Fees and Commissions [Abstract]
Fees and commissions on deposits	¥ 53,483	¥ 53,891	¥ 58,865
Fees and commissions on remittances and transfers	169,300	168,571	169,101
Fees and commissions on foreign trading business	78,239	75,024	84,688
Fees and commissions on credit card business	212,515	198,145	193,646
Fees and commissions on security-related services	258,728	239,516	285,334
Fees and commissions on administration and management services for investment funds	159,481	155,708	149,916
Trust fees	112,399	103,110	110,051
Guarantee fees	44,160	41,818	44,740
Insurance commissions	49,223	59,853	69,485
Fees and commissions on real estate business	40,573	39,808	43,516
Other fees and commissions	284,691	279,449	266,530
Total	¥ 1,462,792	¥ 1,414,893	¥ 1,475,872